PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties (Details) - ARS ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Services provided	$ 0	$ 165,342	$ 426,321
Services received	0	0	(7,836,479)
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Distribution of dividends	$ 0	$ 0	$ (114,897,351)